Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Equity [Abstract]
Stockholders’ Equity (Deficit)

8. Stockholders’ Equity (Deficit)

On January 9, 2020, we sold 10,000 shares of our common stock to a private investor, resulting in cash proceeds of $10,000. On February 13, 2020, we sold 11,250 shares of our common stock to a private investor, resulting in cash proceeds of $11,250.X

On April 29, 2020, we entered into a subscription agreement with a private investor for the purchase of 478,750 shares of our common stock, at a purchase price of $1.00 per share, resulting in cash proceeds of $478,750. This transaction was a part of a private placement of 500,000 shares of common stock. We paid a placement fee of $50,000 in connection with these transactions.

On May 1, 2020, the Company issued a warrant to purchase 1,500,000 shares of common stock at $1.00 per share (the “First Warrant”). The warrant expired on April 30, 2021. The Company also agreed that upon the full and timely exercise of the First Warrant, it would issue a second warrant for an additional 1,500,000 shares of common stock at a purchase price of $1.50 per share having a term of 12 months from the date of issue (the “Second Warrant”). The First Warrant was transferred to an affiliate of the original holder in November 2021. During the three-month period ended March 31, 2021, the warrant holder exercised warrants from the First Warrant to purchase 1,100,000 shares of our common stock of which (i) 1,000,000 shares of our common stock were issued in consideration of gross proceeds of $1,000,000 prior to March 31, 2021; and (ii) 100,000 shares of our common stock, for which we received notice of exercise on March 31, 2021, were issued in April 2021 in consideration of gross proceeds of $100,000. Additionally, the warrant holder exercised the First Warrant for the remaining 400,000 shares of our common stock in April 2021 in consideration of gross proceeds of $400,000. On April 26, 2021 we issued the Second Warrant to the holder. On August 6, 2021, we agreed to amend the terms of the Second Warrant to increase the number of shares purchasable to 2,250,000 and to reduce the exercise price to $1.00 per share. The investor also agreed to exercise the Second Warrant as amended with respect at least 100,000 shares by August 20, 2021

On August 24, 2020, we issued 150,000 shares of our Common Stock to a consultant in lieu of cash for services. The common stock was valued at $162,000, or $1.08 per share, based on an independent appraisal.

On February 25, 2021, we entered into a Common Stock Purchase Agreement (the “Stock Purchase Agreement”) with Triton Funds, LP, a Delaware limited partnership (“Triton” or the “Selling Stockholder,” which term also includes Triton’s successors and assigns under the Stock Purchase Agreement and the Warrant). Under the Stock Purchase Agreement Triton, which is an unrelated third party, agreed to invest up to $1,000,000 through purchases of our Common Stock during the commitment period (which runs through December 31, 2022). During the commitment period, we may, in our sole discretion, deliver purchase notices to Triton stating the dollar amount of shares which we intend to sell to Triton, not to exceed $500,000 per purchase notice. The amount to be funded under a purchase notice will be the number of shares of Common Stock to be purchased multiplied by the greater of (i) $1.65 or (ii) 80 percent of the lowest closing price of our Common Stock within 15 business days prior to the closing date for the purchase. The closing date for each purchase is five business days following the date of the corresponding purchase notice. As of June 30, 2021, we have not issued any purchase notices pursuant to the Stock Purchase Agreement. In connection with these transactions, we paid Triton an administrative fee of $15,000.

Triton’s obligation to purchase Common Stock is conditioned on certain factors including, but not limited to, our having an effective S-1 registration statement in effect for resale of the Common Stock being purchased and Triton’s ownership not exceeding 4.99% of our issued and outstanding shares at any time.

In connection with the Stock Purchase Agreement, we also issued to Triton warrants to purchase, in one or more instalments, 800,000 shares of our Common Stock (the “Warrants”) at an exercise price equal to the greater of (i) $1.65 per share or (ii) 80 percent of the average closing price of our Common Stock over the 90-calendar day period preceding the Warrant exercise date, subject to adjustments. The Warrants terminate on February 25, 2026. If, at any time after the initial effective date of the S-1 registration statement filed in connection with the Stock Purchase Agreement and during the exercise period of the Warrants, there is no effective registration statement covering the Selling Stockholder’s immediate resale of the shares underlying the exercise of the Warrants (the “Warrant Shares”), then Selling Stockholder may elect to receive Warrant Shares pursuant to a cashless exercise of the Warrants. On May 5, 2021, Triton exercised 50,000 Warrants for an aggregate purchase price of $82,500.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021

(UNAUDITED)

From January 1, 2018 through June 30, 2021, we granted stock options under our 2018 Stock Incentive Plan, as amended, to issue up to an aggregate of 5,499,585 shares of our common stock to our employees, directors, and consultants, at a weighted average exercise price of $1.08 per share.

On February 15, 2021, we issued a warrant to purchase 265,982 shares of our common stock to our chief executive officer at an exercise price of $1.00 per share.

All of these transactions were exempt from registration under the Securities Act of 1933 pursuant to Regulations D or S, or Rule 701, thereunder.

As of June 30, 2021, and March 31, 2021, we had 24,988,416 shares and 24,438,416 shares of our common stock issued and outstanding, respectively.

7. Stockholders’ Equity (Deficit)

On September 3, 2019, a private investor purchased 100,000 shares of our common stock at a price of $1.00 per share.

On January 9, 2020, we sold 10,000 shares of our common stock to a private investor, resulting in cash proceeds of $10,000. On February 13, 2020, we sold 11,250 shares of our common stock to a private investor, resulting in cash proceeds of $11,250. On April 29, 2020, we entered into a subscription agreement with a private investor for the purchase of 478,750 shares of the Company’s common stock, at a purchase price of $1.00 per share, resulting in cash proceeds of $478,750. These transactions were part of a private placement of 500,000 shares of our common stock. We paid $50,000 to an investment consultant as a placement fee in connection with these transactions.

On May 1, 2020, the Company issued a warrant to purchase 1,500,000 shares of Common Stock at $1.00 per share. The warrant expired on April 30, 2021. The Company also agreed that upon the full and timely exercise of this warrant, it would issue a second warrant for an additional 1,500,000 shares of common stock at a purchase price of $1.50 per share; this second warrant will have a term of 12 months from the date of issue. The first warrant was transferred to an affiliate of the original holder in November 2021. During the fiscal year ended March 31, 2021, the warrant holder exercised warrants to purchase 1,100,000 shares of our common stock of which (i) 1,000,000 shares of our common stock were issued in consideration of gross proceeds of $1,000,000 prior to March 31, 2021; and (ii) 100,000 shares of our common stock, for which we received notice of exercise on March 31, 2021, were issued subsequent to March 31, 2021 in consideration of gross proceeds of $100,000. Additionally, the warrant holder exercised the warrant for the remaining 400,000 shares of our common stock in April 2021 in consideration of gross proceeds of $400,000. On April 26, we issued the second warrant to the holder.

On February 25, 2021, we entered into a Common Stock Purchase Agreement (the “Stock Purchase Agreement”) with Triton Funds, LP, a Delaware limited partnership (“Triton” or the “Selling Stockholder,” which term also includes Triton’s successors and assigns under the Stock Purchase Agreement and the Warrant). Under the Stock Purchase Agreement Triton, which is an unrelated third party, agreed to invest up to $1,000,000 through purchases of our Common Stock during the commitment period (which runs through December 31, 2022). During the commitment period, we may, in our sole discretion, deliver purchase notices to Triton stating the dollar amount of shares which we intend to sell to Triton, not to exceed $500,000 per purchase notice. The amount to be funded under a purchase notice will be the number of shares of Common Stock to be purchased multiplied by the greater of (i) $1.65 or (ii) 80 percent of the lowest closing price of our Common Stock within 15 business days prior to the closing date for the purchase. The closing date for each purchase is five business days following the date of the corresponding purchase notice.

Triton’s obligation to purchase Common Stock is conditioned on certain factors including, but not limited to, our having an effective S-1 registration statement in effect for resale of the Common Stock being purchased and Triton’s ownership not exceeding 4.99% of our issued and outstanding shares at any time.

In connection with the Stock Purchase Agreement, we also issued to Triton warrants to purchase, in one or more installments, 800,000 shares of our Common Stock (the “Warrants”) at an exercise price equal to the greater of (i) $1.65 per share or (ii) 80 percent of the average closing price of our Common Stock over the 90-calendar day period preceding the Warrant exercise date, subject to adjustments. The Warrants terminate on February 25, 2026. If, at any time after the initial effective date of the S-1 registration statement filed in connection with the Stock Purchase Agreement and during the exercise period of the Warrants, there is no effective registration statement covering the Selling Stockholder’s immediate resale of the shares underlying the exercise of the Warrants (the “Warrant Shares”), then Selling Stockholder may elect to receive Warrant Shares pursuant to a cashless exercise of the Warrants. On May 5, 2021, Triton exercised 50,000 Warrants for an aggregate purchase price of $82,500.

All of these transactions were exempt from registration under the Securities Act of 1933 pursuant to Regulations D and/or S thereunder.

As of March 31, 2021, and 2020, we had 24,438,416 shares and 22,809,666 shares of our common stock issued and outstanding, respectively.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021